Trade and Other Receivables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Provisions for impairments deducted from trade and other receivables	$ 649	$ 790
Loss allowance provisions, trade receivables	193	243
Contractual payments under operating leases	$ 344
Bottom of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.08%
Top of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.27%
Loans to government
Disclosure of provision matrix [line items]
Other receivables after provision for impairments	$ 1,209	1,449
Trade receivables
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets	$ 83	$ 23